Securities Act File No. 333-232384

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 1    ☒

Ohio National Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices) (Zip Code)

(513) 794-6100

(Registrant’s Telephone Number, including Area Code)

Kimberly A. Plante, Secretary	Copy to:
Ohio National Fund, Inc.	Donald S. Mendelsohn
One Financial Way	Thompson Hine LLP
Montgomery, Ohio 45242	312 Walnut Street, 14th Floor
(Name and Address of Agent for Service)	Cincinnati, OH 45202

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of a class of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Part A and Part B are incorporated by reference to Part A and Part B, respectively, of the Registration Statement on Form N-14 of Registrant under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 27, 2019 (File No. 333-232384).

Explanatory Note

This Post-Effective Amendment is being filed solely to file certain Exhibits to this Registration Statement on Form N-14.

Part C

Other Information

ITEM 15.  Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant’s By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant’s By-laws and Section 2-418 of the Maryland General Corporation Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant may maintain a standard and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Directors and officers, and could cover its adviser and its affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16.  Exhibits

(1)(a)    Articles of Restatement of Registrant were filed as Exhibit (a)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 54 on April 25, 2008 and are incorporated by reference herein.

(1)(b)    Supplementary Articles of Registrant were filed as Exhibit 99(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(2)        Amended and Restated By-laws of the Registrant were filed as Exhibit 99(b)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and are incorporated by reference herein.

(3)    Not Applicable.

(4)    Plan of Reorganization, dated June 25, 2019, was filed as Exhibit 99(4) of Registrant’s Form N-14 on June 27, 2019 and is incorporated by reference herein.

(5)    None

(6)(a)    Amended and Restated Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., as amended, was filed as Exhibit 99(d) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and is incorporated by reference herein.

(6)(b)    Amendment to Investment Advisory Agreement to add the ON Model Portfolios was filed as Exhibit 99(d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(6)(c)    Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 82 on April 26, 2017 and is incorporated by reference herein.

(6)(d)    Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(d) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(e)    Sub-Advisory Agreement as to the ON Capital Appreciation Portfolio between Ohio National Investments, Inc. and Jennison Associates LLC was filed as Exhibit (d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 39, on February 4, 2000 and is incorporated by reference herein.

(6)(f)    Amendment to the Sub-Advisory Agreement between Ohio National Investments, Inc. and Jennison Associates LLC was filed as Exhibit (d)(1)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(6)(g)    Amended and Restated Sub-Advisory Agreement as to the ON ClearBridge Small Cap Portfolio between Ohio National Investments, Inc. and ClearBridge Investments, LLC was filed as Exhibit 99(d)(4) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(h)    Sub-Advisory Agreement as to the ON ICON Balanced Portfolio between Ohio National Investments, Inc. and ICON Advisers, Inc. was filed as Exhibit (d)(11)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(6)(i)    Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and ICON Advisers, Inc. was filed as Exhibit 99(d)(11)(a) of the Registrant’s Form N-1A, Post-Effective Amendment No. 57 on April 28, 2010 and is incorporated by reference herein.

(6)(j)    Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Balanced Allocation Portfolio was filed as Exhibit 99(d)(17) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(k)    Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Core Portfolio was filed as Exhibit 99(d)(18) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(l)    Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Small Cap Growth Portfolio was filed as Exhibit 99(d)(20) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(m)    Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON Equity Portfolio was filed as Exhibit 99(d)(21) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(7) None

(8) None

(9)      Custody Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(1) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(10) None

(11) Opinion and Consent of Thompson Hine LLP regarding legality of shares being registered is filed herewith as Exhibit 99(11).

(12) Form of Opinion and Consent of Thompson Hine LLP regarding tax matters and consequences to shareholders discussed in the Information Statement and Prospectus is filed herewith as Exhibit 99(12). (executed Opinion and Consent to be filed by amendment)

(13) Administrative Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(15) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(14)    Consent of Independent Registered Public Accounting Firm was filed as Exhibit (99)(14) on Registrant’s Form N-14 on June 27, 2019 and is incorporated by reference herein.

(15)(a) Annual Report of the Registrant for the fiscal year ended December 31, 2018 was filed on Form N-CSR (File No. 811-3015) on March 6, 2019 and is incorporated by reference herein.

(15)(b) Semi-Annual Report of the Registrant for the fiscal period ended June 30, 2018 was filed on Form N-CSR (File No. 811-3015) on September 5, 2018 and is incorporated by reference herein.

(16) Powers of Attorney were filed as Exhibit (99)(16) on Registrant’s Form N-14 on June 27, 2019 and are incorporated by reference herein..

ITEM 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion. Registrant represents that the tax-free nature of the reorganizations is a non-waivable condition of the mergers.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montgomery, and State of Ohio on the 29th day of July, 2019.

OHIO NATIONAL FUND, INC. (Registrant)

By:	/s/ Kimberly A. Plante, Secretary
Kimberly A. Plante, Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Michael J. DeWeirdt Michael J. DeWeirdt	President (Principal Executive Officer)	July 29, 2019

*/s/ R. Todd Brockman R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	July 29, 2019

* /s/ Lawrence L. Grypp Lawrence L. Grypp	Director	July 29, 2019

* /s/ Geoffrey Keenan Geoffrey Keenan	Director	July 29, 2019

* /s/ Madeleine W. Ludlow Madeleine W. Ludlow	Director	July 29, 2019

* /s/ John J. Palmer John J. Palmer	Director	July 29, 2019

* /s/ George M. Vredeveld George M. Vredeveld	Director	July 29, 2019

/s/ Kimberly A. Plante
Kimberly A Plante

*Attorney in fact pursuant to Powers of Attorney, which have been previously filed.

Exhibits

99(11) Opinion and Consent of Thompson Hine LLP regarding legality of shares being registered

99(12) Form of Opinion and Consent of Thompson Hine LLP regarding tax matters and consequences to shareholders discussed in the Information Statement and Prospectus